ADDITIONAL INFORMATION ON CASH FLOWS	12 Months Ended
Dec. 31, 2018
ADDITIONAL INFORMATION ON CASH FLOWS
ADDITIONAL INFORMATION ON CASH FLOWS

34)  ADDITIONAL INFORMATION ON CASH FLOWS

a)  Reconciliation of cash flow financing activities

The following is a reconciliation of consolidated cash flow financing activities for the years ended December 31, 2018 and 2017.

				Cash flows
				from operating
		Cash flows from financing activities		activities	Financing activities not involving cash and cash equivalents
					Financial			Interim and
					charges and	Additions of		unclaimed
					foreign	financial lease		dividends and
			Write-offs	Write-offs	exchange	and supplier	Business	interest on
	At 12/31/16	Addtions	(payments)	(payments)	variation	financing	combinations	equity	At 12/31/17
Interim dividends and interest on equity	2,195,031	—	(3,668,551)	—	—	—	—	3,869,636	2,396,116
Loans and financing	4,880,606	55,876	(2,449,773)	(333,676)	385,021	571,444	—	—	3,109,498
Finance lease	374,428	—	(35,722)	(11,973)	45,265	13,462	—	—	385,460
Debentures	3,554,307	3,000,000	(2,000,000)	(513,937)	480,369	—	—	—	4,520,739
Derivative financial instruments	(28,377)	—	(159,408)	2,086	42,334	—	(389)	—	(143,754)
Contingent Consideration	414,733	—	—	—	31,411	—	—	—	446,144
Total	11,390,728	3,055,876	(8,313,454)	(857,500)	984,400	584,906	(389)	3,869,636	10,714,203

	At 12/31/17								At 12/31/18
Interim dividends and interest on equity	2,396,116	—	(4,136,878)	—	—	—	—	5,913,678	4,172,916
Loans and financing	3,109,498	—	(1,533,121)	(207,708)	231,748	506,397	—	—	2,106,814
Finance lease	385,460	—	(35,375)	(21,231)	45,501	18,672	—	—	393,027
Debentures	4,520,739	—	(1,324,723)	(265,992)	243,886	—	—	—	3,173,910
Derivative financial instruments	(143,754)	—	95,993	—	8,389	—	—	—	(56,150)
Contingent Consideration	446,144	—	—	—	19,542	—	—	—	465,686
Total	10,714,203	—	(6,934,104)	(494,931)	532,288	525,069	—	5,913,678	10,256,203

b)  Financing transactions that do not involve cash

The main transactions that do not involve cash of the Company refer to the acquisition of assets through financial leases and income from financing with suppliers, as follows:

	12.31.18	12.31.17
Financing transactions with suppliers	506,397	571,444
Acquisition of assets through financial leases	18,672	13,462
Total	525,069	584,906